Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Primary revenue
Software development kits – per user	$ 13,721	$ 13,931
Software development kits – per scan	803	597
Secondary revenue
Integration and development income	182,685	46,330
Pilot income		32,492
Other revenue	245,969	1,108,987
Total revenue	443,178	1,202,337
Expenses
Employee expenses	(11,762,310)	(9,886,211)
Sales and marketing	(2,106,498)	(1,447,083)
General administration	(6,008,007)	(1,693,221)
Impairment of assets	(1,524,752)	(2,812,687)
Operating loss	(21,401,567)	(14,636,865)
Finance income	155,255	42,129
Financing costs	(163,822)	(250,668)
Net finance costs	(8,567)	(208,539)
Loss before income tax	(20,966,956)	(14,845,404)
Income tax benefit	890,113	784,412
Net loss for the year after tax attributable to members	(20,076,843)	(14,060,992)
Other comprehensive income
Total comprehensive loss for the year attributable to members	$ (20,076,843)	$ (14,060,992)
Basic loss per share (in Dollars per share)	$ (13.08)	$ (11.2)